Structured entities	12 Months Ended
Dec. 31, 2024
Disclosure of unconsolidated structured entities [abstract]
Structured entities	Note 35: Structured entities
The Group’s interests in structured entities are both consolidated and unconsolidated. Details of the Group’s interests in consolidated structured entities are set out in note 24 for securitisations and covered bond vehicles, note 11 for structured entities associated with the
Group’s pension schemes, and below. Details of the Group’s interests in unconsolidated structured entities are also included below.
Asset-backed conduits
In addition to the structured entities discussed in note 24, which are used for securitisation and covered bond programmes, the Group sponsors an active asset-backed conduit, Cancara, which invests in client receivables and debt securities. The total consolidated exposure of Cancara at
31 December 2024 was £2,272 million (2023: £2,808 million), comprising £1,155 million of loans and advances (2023: £1,521 million), £559 million of debt securities (2023: £698 million) and £558 million of financial assets at fair value through profit or loss (2023: £589 million).
All lending assets and debt securities held by the Group in Cancara are restricted in use, as they are held by the collateral agent for the benefit of the commercial paper investors and the liquidity providers only. The Group provides liquidity facilities to Cancara under terms that are usual and customary for standard lending activities in the normal course of the Group’s banking activities. During 2024 there have continued to be planned drawdowns on certain liquidity facilities for balance sheet management purposes, supporting the programme to provide funding alongside the proceeds of the asset-backed commercial paper issuance. The Group could be asked to provide support under the contractual terms of these arrangements including, for example, if Cancara experienced a shortfall in external funding, which may occur in the event of market disruption. The external assets in Cancara are consolidated in the Group’s financial statements.
Unconsolidated structured entities
The Group considers itself the sponsor of a structured entity where it is primarily involved in the design and establishment of the structured entity and further where the Group transfers assets to the structured entity, markets products associated with the structured entity in its own name and/or provides guarantees regarding the structured entity’s performance.
The following table describes the types of structured entities that the Group does not consolidate but in which it holds an interest.

			Total assets of structured entities
Type of entity	Nature and purpose of structured entities	Interest held by the Group	2024 £bn	2023 £bn
Securitisation vehicles	These vehicles issue asset-backed notes to investors and facilitate the management of the Group’s balance sheet.	•Interest in notes issued by the vehicles •Fees for loan servicing	5	5
The following table sets out an analysis of the carrying amount of interest held by the Group in the unconsolidated structured entities. The maximum exposure to loss is the carrying amounts of the assets held.

Carrying amount	Recognised within;	2024 £m	2023 £m
Notes held in securitisation vehicles	Financial assets at fair value through profit or loss; and Financial assets at amortised cost	2,311	4,016
During the year the Group has not provided any non-contractual financial or other support to these entities and has no current intention of providing any non-contractual financial or other support in the future.
The carrying amount of assets transferred to securitisation vehicles at the time of transfer was £2,004 million (2023: £5,481 million) and the
Group recognised a gain of £11 million on transfer (2023: gain of £31 million).
Continuing involvement in financial assets that have been derecognised
The Group has derecognised financial assets in their entirety following transactions with securitisation vehicles, as noted above. The continuing involvement largely arises from funding provided to the vehicles through the purchase of issued notes. The majority of these notes are recognised as debt securities held at amortised cost, with the remaining notes held by the Group recognised at fair value through profit or loss.
The carrying amount of these interests and the maximum exposure to loss is included in the table above. At 31 December 2024 the fair value of the retained notes was £2,310 million (2023: £4,032million). The income from the Group’s interest in these structures for the year ended 31
December 2024 was £218 million and cumulatively for the lifetime was £341 million.